Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024
Operating activities
Net (loss) income	$ (29,511)	$ (48,398)	$ (1,286)	$ 105,801
Add items not affecting cash
Share-based compensation	2,091	6,589		7,937
Deferred income tax (benefit) expense	(981)	(3,090)		25,870
Unrealized foreign exchange loss (gain)	(316)	3,506		(890)
Impairment expense	19,676	26,468
Gain on deconsolidation of subsidiaries				(164,099)
Investment loss from Smackover Lithium	707	6,358		158
Fair value gain on Investment in Aqualung		(2,742)
Fair value gain on financial asset - FID	(1,052)	(4,161)		(391)
Amortization	603	922		1,142
Interest expense	10	33		62
Other	63	25
Net changes in non-cash working capital items:
Other current assets and receivables	895	(2,485)		(663)
Advances and deposits	21	6		1,934
Accounts payable and accrued liabilities	(4,200)	4,323		5,059
Net cash used in operating activities	(11,994)	(12,646)		(18,080)
Investing activities
Smackover Lithium capital contributions		(29,068)
Exploration and evaluation assets	(2,182)	(22)		(31,596)
Proceeds received from Equinor				30,000
Purchase of property, plant and equipment	(10)			(803)
Change in restricted cash	(173)	(631)		(349)
Patent	(36)	(42)
Net cash used in investing activities	(2,401)	(29,763)		(2,748)
Financing activities
Proceeds from equity offering	0	130,000
Proceeds from at-the-market equity program	6,595	41,009		15,817
Exercise of options	466	2,892		581
Share issuance costs	(203)	(10,008)		(1,226)
Lease payments	(256)	(317)		(470)
Net cash provided by financing activities	6,602	163,576		14,702
Effect of exchange rates on cash	303	(30)		(182)
Net change in cash	(7,490)	121,137		(6,308)
Cash, beginning of period	38,667	31,177	38,667	44,975
Cash, end of period	31,177	152,314	$ 31,177	38,667
Non-cash investing and financing
Change in exploration and evaluation expenditures included in accounts payable	$ 2,030	0		$ 4
Additions to right-of-use assets		134
Change in share issuance costs included in accounts payable		36
Change in proceeds from issuance of shares included in accounts receivable		$ 204